Consolidated Changes in Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par value [Member]	Retained Earnings [Member]	Accumulated Other Elements of Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 2.4	$ 1,254.6	$ 1,809.9	$ (84.2)	$ (638.2)	$ 2,344.5
Net income			475.5			475.5
Foreign currency translation				86.6		86.6
Change in fair value of derivatives accounted for as cash flow hedges				11.3		11.3
Other comprehensive income from derivative transactions recognized in current year earnings				16.2		16.2
Impact after currency effects of actuarial gains/losses and plan amendments				(23.0)		(23.0)
Amortization of net actuarial losses and prior service credits				2.4		2.4
Pension settlement loss				0.2		0.2
Comprehensive income						569.2
Equity securities issued for purchase of NATCO	0.2	982.1			6.2	988.5
Non-cash stock compensation expense		27.7				(27.7)
Purchase of treasury stock					(29.2)	(29.2)
Treasury stock issued under stock compensation plans		(30.1)			39.4	9.3
Tax benefit of employee stock compensation plan transactions		9.7				9.7
Balance at Dec. 31, 2009	2.6	2,244.0	2,285.4	9.5	(621.8)	3,919.7
Net income	0	0	562.9	0	0	562.9
Foreign currency translation	0	0	0	(50.1)	0	(50.1)
Change in fair value of derivatives accounted for as cash flow hedges	0	0	0	(6.1)	0	(6.1)
Other comprehensive income from derivative transactions recognized in current year earnings				11.6		11.6
Impact after currency effects of actuarial gains/losses and plan amendments				4.5		4.5
Amortization of net actuarial losses and prior service credits	0	0	0	3.5	0	3.5
Comprehensive income						526.3
Non-cash stock compensation expense	0	34.5	0	0	0	(34.5)
Purchase of treasury stock	0	0	0	0	(124.0)	(124.0)
Treasury stock issued under stock compensation plans	0	(32.5)	0	0	67.9	35.4
Tax benefit of employee stock compensation plan transactions	0	17.4	0	0	0	17.4
NATCO purchase price allocation adjustment		(4.1)			(12.8)	(16.9)
Balance at Dec. 31, 2010	2.6	2,259.3	2,848.3	(27.1)	(690.7)	4,392.4
Net income			521.9			521.9
Foreign currency translation				(60.2)		(60.2)
Change in fair value of derivatives accounted for as cash flow hedges				(5.2)		(5.2)
Other comprehensive income from derivative transactions recognized in current year earnings				6.4		6.4
Impact after currency effects of actuarial gains/losses and plan amendments				(7.7)		(7.7)
Amortization of net actuarial losses and prior service credits				3.0		3.0
Comprehensive income						458.2
Non-cash stock compensation expense		36.7				(36.7)
Purchase of treasury stock					(2.4)	(2.4)
Treasury stock issued under stock compensation plans		(25.4)			46.1	20.7
Tax benefit of employee stock compensation plan transactions		4.9				4.9
Conversion value of convertible debentures in excess of principal		(203.3)				(203.3)
Other		0.2				0.2
Balance at Dec. 31, 2011	$ 2.6	$ 2,072.4	$ 3,370.2	$ (90.8)	$ (647.0)	$ 4,707.4